Vanguard Variable Insurance Fund
Money Market Portfolio

Supplement to the Summary Prospectus Dated April 30, 2010

On February 23, 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. The following changes to the Prospectus are generally in response to such amendments.

Prospectus Text Changes

Under the heading “Primary Investment Policies,” the following change is made. The following sentence replaces similar text:

The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SPS64 072010

Vanguard Variable Insurance Fund

Supplement to the Prospectus Dated April 30, 2010

Important Changes to Vanguard Money Market Portfolio

On February 23, 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. The following changes to the Prospectus are generally in response to such amendments.

Prospectus Text Changes

Under the heading “Primary Investment Policies” in the Money Market Portfolio’s Portfolio Summary section, the following change is made. The following sentence replaces similar text:

The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Under the heading “More on the Money Market Portfolio” in the More on the Portfolios section, the following change is made. The following sentence replaces similar text:

The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

In addition, the Portfolio may invest up to 5% of its net assets in illiquid securities. These are securities that a Portfolio may not be able to sell in the ordinary course of business.

Under the same heading, the following text is added:

Plain Talk About Weighted Average Life

A money market portfolio will maintain a dollar-weighted average maturity (WAM) of 60 days or less and a dollar-weighted average life (WAL) of 120 days or less. For purposes of calculating a portfolio’s WAM, the maturity of certain

(over, please)

longer-term adjustable rate securities held in the portfolio will generally be the period remaining until the next interest rate adjustment. When calculating its WAL, the maturity for these adjustable rate securities will generally be the final maturity date—the date on which principal is expected to be returned in full. Maintaining a WAL of 120 days or less limits a portfolio’s ability to invest in longer-term adjustable rate securities, which are generally more sensitive to changes in interest rates, particularly in volatile markets.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS64A 072010

Vanguard Variable Insurance Fund Money Market Portfolio

Supplement to the Prospectus Dated April 30, 2010

On February 23, 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. The following changes to the Prospectus are generally in response to such amendments.

Prospectus Text Changes

Under the heading “Primary Investment Policies” in the Portfolio Summary section, the following change is made. The following text replaces similar text:

The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Under the heading “Market Exposure” in the More on the Portfolio section, the following change is made. The following sentence replaces similar text:

The Portfolio maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

Under the same heading, the following text is added:

Plain Talk About Weighted Average Life

A money market portfolio will maintain a dollar-weighted average maturity (WAM) of 60 days or less and a dollar-weighted average life (WAL) of 120 days or less. For purposes of calculating a portfolio’s WAM, the maturity of certain longer-term adjustable rate securities held in the portfolio will generally be the period remaining until the next interest rate adjustment. When calculating its WAL, the maturity for these adjustable rate securities will generally be the final maturity date—the date on which principal is expected to be returned in full. Maintaining a WAL of 120 days or less limits a portfolio’s ability to invest in longer-term adjustable rate securities, which are generally more sensitive to changes in interest rates, particularly in volatile markets.

(over, please)

Under the heading “Security Selection” in the More on the Portfolio section, the following change is made. The following text replaces similar text:

In addition, the Portfolio may invest up to 5% of its net assets in illiquid securities. These are securities that a portfolio may not be able to sell in the ordinary course of business.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS104 072010

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information Dated April 30, 2010

On February 23, 2010, the Securities and Exchange Commission adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs all money market funds. The following changes to the Statement of Additional Information are generally in response to such amendments.

Statement of Additional Information Text Changes

In the Investment Strategies and Nonfundamental Polices section, the following text changes are made. The following text replaces similar text:

Restricted and Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund’s books. The SEC generally limits aggregate holdings of illiquid securities by a mutual fund to 15% of its net assets (5% for money market funds). A fund may experience difficulty valuing and selling illiquid securities and in some cases may be unable to value or sell certain illiquid securities for an indefinite period of time. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed-time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the 1933 Act; and (7) securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security held by a fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act, such as commercial paper. Although a fund’s advisor monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the advisor’s liquidity determinations. Several factors that the trustees consider in monitoring these decisions include the valuation of a security; the availability of qualified institutional buyers, brokers, and dealers that trade in the security; and the availability of information about the security’s issuer.

In the Purchase and Redemption of Shares section, the following text changes are made. The following text replaces similar text:

Each Portfolio may suspend redemption privileges or postpone the date of payment for redeemed shares: (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the SEC; (2) during any period when an emergency exists, as defined by the SEC, as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or to fairly determine the value of its assets; and (3) for such other periods as the SEC may permit, including in connection with a determination by the board of a money market fund under Rule 22e-3 under the 1940 Act to suspend redemptions and postpone payment of redemption proceeds in order to facilitate an orderly liquidation of a portfolio.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI064 072010